Schedule of Investments

September 30, 2023 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 58.0%

Communication Services - 3.3%
DISH NETWORK CORPORATION (1)	13,671	80,112
INTERPUBLIC GROUP OF COS INC	5,740	164,508
LUMEN TECHNOLOGIES INC (1)	36,157	51,343
MATCH GROUP INC (1)	4,323	169,354
NEWS CORPORATION - CLASS A	10,579	212,215
NEWS CORPORATION - CLASS B	10,447	218,029
PARAMOUNT GLOBAL	11,228	144,841

		1,040,402

Consumer Discretionary - 13.4%
ADVANCE AUTO PARTS INC	1,281	71,646
BATH & BODY WORKS INC	4,509	152,404
BORG WARNER INC	4,805	193,978
CAESARS ENTERTAINMENT INC (1)	4,598	213,117
CARMAX INC (1)	3,211	227,114
CARNIVAL CORP NEW (1)	24,173	331,654
DOMINO’S PIZZA INC	569	215,532
EXPEDIA GROUP INC (1)	2,116	218,096
HASBRO INC	3,130	207,018
MGM RESORTS INTERNATIONAL	5,791	212,877
MOHAWK INDS INC (1)	1,816	155,831
NEWELL BRANDS INC	14,336	129,454
NORWEGIAN CRUISE LINE HOLDINGS LTD (1)	12,527	206,445
PHINIA INC	961	25,745
POOL CORPORATION	643	228,972
PULTEGROUP INC	4,195	310,640
RALPH LAUREN CORP	1,776	206,176
ROYAL CARIBBEAN GROUP (1)	3,935	362,571
TAPESTRY INC	5,010	144,038
VF CORP	6,901	121,941
WHIRLPOOL CORP	1,345	179,827
WYNN RESORTS LTD	2,282	210,880

		4,325,956

Consumer Staples - 1.4%
LAMB WESTON HOLDINGS INC	2,023	187,047
MOLSON COORS BEVERAGE COMPANY	3,901	248,065

		435,112

Energy - 0.8%
EQT CORPORATION	6,074	246,483

		246,483

Financials - 6.1%
ASSURANT INC	1,517	217,811
COMERICA INC	2,928	121,658
EVEREST GROUP LTD	580	215,569
FLEETCOR TECHNOLOGIES INC (1)	1,053	268,873
FRANKLIN RESOURCES INC	7,179	176,460
GLOBE LIFE INC	1,620	176,143
INVESCO LTD	10,655	154,711
JACK HENRY & ASSOC INC	1,105	167,010
LINCOLN NATL CORP IND	6,278	155,004
MARKETAXESS HLDGS INC	679	145,062
SIGNATURE BANK NY	1,708	34
SVB FINANCIAL GROUP (1)	798	72
ZIONS BANCORPORATION N.A	3,958	138,095

		1,936,502

Healthcare - 5.8%
BIO RAD LABORATORIES INC (1)	456	163,453
BIO-TECHNE CORP	2,336	159,012
CATALENT INC (1)	4,287	195,187
CHARLES RIVER LABS INTL INC (1)	881	172,658
DAVITA INC (1)	2,581	243,982
DENTSPLY SIRONA INC	5,931	202,603
HENRY SCHEIN INC (1)	2,439	181,096
ORGANON & CO	6,845	118,829
TELEFLEX INC	778	152,807
UNIVERSAL HEALTH SVR INC	1,368	171,999
VIATRIS INC.	11,014	108,598

		1,870,224

Industrials - 9.5%
A. O. SMITH CORP	3,009	198,985
ALASKA AIR GROUP INC (1)	4,559	169,048
ALLEGION PLC	1,801	187,664
AMERICAN AIRLINES GROUP INC (1)	15,425	197,594
C.H. ROBINSON WRLDWDE INC	2,170	186,902
CERIDIAN HCM HOLDING INC (1)	3,101	210,403
GENERAC HOLDINGS INC (1)	1,987	216,504
HUNTINGTON INGALLS INDUSTRIES INC	849	173,688
MASCO CORP	4,078	217,969
NORDSON CORP	812	181,214
PENTAIR PLC (IRELAND)	4,290	277,778
ROBERT HALF INC	2,636	193,166
SNAP ON INC	849	216,546
STANLEY BLACK & DECKER INC	2,544	212,628
UNITED AIRLINES HOLDINGS INC (1)	4,352	184,090

		3,024,179

Information Technology - 7.8%
AKAMAI TECHNOLOGIES INC (1)	2,273	242,165
DXC TECHNOLOGY COMPANY (1)	7,068	147,226
F5, INC. (1)	1,066	171,775
JUNIPER NETWORKS	5,969	165,879
NETAPP INC	3,188	241,905
QORVO INC (1)	2,145	204,783
SEAGATE TECHNOLOGY HOLDINGS PLC	3,551	234,184
TERADYNE INC	2,234	224,428
Trimble Inc. (1)	3,376	181,831
TYLER TECHNOLOGIES INC (1)	602	232,456
WESTERN DIGITAL CORP (1)	6,135	279,940
ZEBRA TECH CORP (1)	742	175,505

		2,502,077

Materials - 3.6%
CELANESE CORPORATION	1,895	237,860
EASTMAN CHEMICAL COMPANY	2,364	181,366
INTERNATIONAL PAPER CO	5,470	194,021
PACKAGING CORP OF AMERICA	1,513	232,321
SEALED AIR CORP	3,486	114,550
WESTROCK COMPANY	5,478	196,112

		1,156,230

Real Estate Investment Trust - 4.4%
BOSTON PROPERTIES INC	2,895	172,195
CAMDEN PROPERTY TRUST	1,748	165,326
FEDERAL REALTY INVESTMENT TRUST (MD)	1,834	166,215
HOST HOTEL & RESORTS INC	12,171	195,588
KIMCO REALTY CORP	9,158	161,089
REGENCY CENTERS CORP	3,090	183,670
UDR INC	5,008	178,635
VORNADO REALTY TRUST	8,445	191,533

		1,414,251

Utilities - 1.9%
NISOURCE INC HLDG CO	7,066	174,389
NRG ENERGY INC	6,050	233,046
PINNACLE WEST CAP CORP	2,600	191,568

		599,003

Total Common Stocks (United States)	(Cost	$17,852,063)	18,550,419

Preferred Stock (United States) - 0.0%

Wells Fargo & Co. Preferred (1)(4)		1	0

Total Preferred Stock (United States)	(Cost	$0)	0

Warrants (United States) - 0.0%

ABIOMED Inc - CVR (1)(4)		546	0

Total Warrants (United States)	(Cost	$0)	0

Money Market Registered Investment Companies - 39.2%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		12,544,424	12,545,679

Total Money Market Registered Investment Companies	(Cost	$12,541,103)	12,545,679

Total Investments - 97.2%	(Cost	$30,393,166)	31,096,098

Other Assets less Liabilities - 2.8%			889,650

Total Net Assets - 100.0%			31,985,748

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,247	14,740
Meeder Dynamic Allocation Fund - Retail Class		3,329	40,880
Meeder Muirfield Fund - Retail Class		1,742	14,929
Meeder Conservative Allocation Fund - Retail Class		358	7,464

Total Trustee Deferred Compensation	(Cost	$71,335)	78,013

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	4	12/15/2023	1,008,160	(11,402)
Standard & Poors 500 Mini Futures	58	12/15/2023	12,543,950	(619,796)

Total Futures Contracts	62		13,552,110	(631,198)

(@)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$31,096,098	$(631,198)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$31,096,098	$(631,198)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.
(3)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.